BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS
Schedule of borrowings

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Short‑term borrowings (i)	—	260,000
Long‑term borrowings (ii)	—	—
Total	—	260,000
(i)Short-term borrowings as of December 31, 2020 and 2021 amounted to nil and RMB260 million respectively.

In August 2021, Beike Technology Co., Ltd entered into a RMB260 million 359-day short-term borrowing contract with a bank at a fixed borrowing rate of 3.9%. RMB43.3 million and RMB216.7 million are scheduled to be paid off on February 28, 2022 and August 24, 2022 respectively according to the borrowing contract.

(ii)In October 2019, Sharehome HK international Limited entered into a 3-year US$675 million revolving credit facilities agreement with a group of 10 arrangers. The debt issuance costs of US$5.56 million were presented as a direct deduction from the principal amount of the facility in the consolidated balance sheets. By the end of December 31, 2020, the borrowing was fully paid off in advance.